UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® MUNICIPAL

INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 136.2%
Alabama - 1.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2037	$100,000	$116,455
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	600,000	603,102
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	180,000	195,064
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	209,494
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	270,000	294,778
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	313,192
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	865,000	937,937
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	390,000	392,157
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	440,000	441,751
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	15,000	11,030
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	170,000	117,560
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	245,000	137,866
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	350,000	141,904
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	660,000	243,019
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	120,000	120,874
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	160,000	167,158
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	165,000	176,431
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	185,000	207,923
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	275,000	313,308
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	290,000	324,475
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	565,000	634,574

		$6,100,052
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$145,931
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	209,371
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041	705,000	854,813

		$1,210,115
Arizona - 2.6%
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/2036	$1,290,000	$1,504,114
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	240,000	262,565
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	80,000	87,522
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	380,000	411,529
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	190,000	205,616
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	345,000	372,697
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	850,000	962,013
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies, Inc. Project), 5%, 7/01/2036	100,000	114,290
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies, Inc. Project), 5%, 7/01/2041	85,000	96,509
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	593,526
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	169,689
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	270,000	321,494
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	310,000	334,267
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	430,000	519,659
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	340,000	363,973
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	694,683
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	625,000	650,219
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	225,000	249,905
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	170,000	188,539

		$8,102,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$60,000	$70,675
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	85,000	100,762
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	920,000	1,084,542
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	271,704

		$1,527,683
California - 12.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$110,000	$133,570
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	25,000	30,557
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	125,000	153,734
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	525,000	369,201
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035	1,990,000	2,370,050
California Educational Facilities Authority Rev., 5%, 2/01/2026	460,000	466,486
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	240,000	277,411
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	650,000	739,096
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	1,295,000	1,550,879
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	365,000	371,369
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	1,615,000	1,642,746
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	210,000	321,968
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	340,000	505,594
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	65,000	75,006
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	250,000	270,715
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	530,000	617,445
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	845,000	951,183
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	530,000	546,616
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,985,000	2,430,990
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	70,000	82,023
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	180,000	207,232
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	211,324
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	111,768
California State University Rev., “A”, 5%, 11/01/2037	1,950,000	2,305,173
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	12,624	95
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	175,000	194,436
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	370,000	385,374
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	325,000	375,398
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	350,000	428,547
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	60,000	75,450
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	380,000	391,320
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	105,000	113,433
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	145,000	156,107
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	450,000	519,525
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	670,000	770,862
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	350,000	351,215
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	390,000	442,962
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	1,030,000	1,047,005
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	470,000	532,872
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	180,000	222,961
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	185,000	228,642
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	585,000	596,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	$160,000	$192,690
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	375,000	439,995
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	300,000	349,356
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	90,000	99,553
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	505,000	606,500
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	505,000	613,838
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	70,000	82,769
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	115,000	134,934
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/2020	15,000	15,012
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	180,000	202,545
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	1,280,000	1,529,165
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	145,000	96,825
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	1,735,000	1,940,979
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	140,000	157,235
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	115,000	127,072
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area), “B”, BAM, 4%, 10/01/2032	60,000	67,334
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area), “B”, BAM, 4%, 10/01/2036	115,000	126,973
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2036	35,000	38,644
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2037	15,000	16,549
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	1,275,000	299,587
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	50,000	58,781
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	1,215,000	1,408,902
State of California, 5.25%, 10/01/2028	660,000	796,594
State of California, 5.25%, 9/01/2030	1,560,000	1,874,387
State of California, 5.25%, 4/01/2035	1,285,000	1,548,386
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	1,750,000	2,068,395
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	195,000	198,315
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	810,000	948,915

		$39,615,270
Colorado - 5.8%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$500,000	$504,500
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	85,368
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	70,000	81,957
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	81,241
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	130,000	153,678
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	400,000	484,084
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	365,000	368,588
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/2037	375,000	378,045
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	650,000	730,899
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	275,000	317,182
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	170,000	203,908
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	1,180,000	1,369,626
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	590,000	683,592
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	3,735,000	3,876,743
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	1,835,000	1,916,804
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	201,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	$4,115,000	$2,468,424
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	75,000	79,728
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	1,310,000	1,481,191
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/2045	710,000	829,294
Salida, CO, Hospital District Rev., 5.25%, 10/01/2036	1,559,000	1,561,744
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	500,000	109,895
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	101,000	109,908
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	111,000	120,930

		$18,198,833
Connecticut - 0.6%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$100,000	$110,756
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	100,000	109,624
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	100,000	100,731
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	75,000	90,725
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	780,000	790,007
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	655,000	662,605

		$1,864,448
Delaware - 0.1%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$282,950
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/2042	180,000	199,370

		$482,320
District of Columbia - 0.2%
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	$80,000	$96,542
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	200,000	240,768
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	160,000	167,299

		$504,609
Florida - 9.1%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$165,000	$188,714
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	410,000	471,422
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	270,000	309,434
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	420,000	420,265
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 6.9%, 5/01/2036	100,000	115,607
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/2030	440,000	374,431
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	159,912
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	70,000	77,113
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	105,000	116,237
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	1,055,000	1,154,117
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	410,000	457,097
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	585,000	595,752
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/2035	200,000	208,734
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/2045	375,000	392,134
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	600,000	697,794
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	935,000	1,129,321
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	245,000	290,945
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	335,000	393,776
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	615,000	707,010
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	245,000	273,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$1,285,000	$1,478,521
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	295,000	326,757
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	380,000	401,379
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	875,000	1,038,398
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	615,000	682,140
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	540,000	554,072
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/2037	660,000	655,670
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	310,000	372,347
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	270,000	323,401
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2035	380,000	453,579
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	355,000	356,083
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	525,000	533,248
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	195,000	206,905
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	600,669
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	1,580,000	2,068,141
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	200,000	218,026
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	124,286
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	108,075
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	445,000	244,634
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	275,000	334,474
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	855,000	860,087
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	275,000	341,492
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	380,000	393,726
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	184,234
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	335,000	340,836
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	330,752
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	115,000	120,982
Paseo Community Development District, FL, “B”, 4.875%, 5/01/2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	300,000	134,958
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	40,000	40,123
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	640,000	644,275
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	105,000	105,549
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	515,000	535,873
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	255,000	286,946
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	385,000	434,777
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	1,565,000	1,805,462
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	160,000	111,990
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	35,000	42,049
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	35,000	41,309
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	70,000	81,551
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	215,000	250,860
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	342,985
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	266,441
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	174,369
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	335,000	345,774
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	615,000	633,579
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	185,000	187,155
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	210,000	115,469
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	45,000	45,226

		$28,812,749
Georgia - 4.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$185,000	$210,008
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	185,000	209,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	$710,000	$831,311
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	555,000	683,183
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	85,000	98,304
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	150,000	171,644
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	160,000	181,349
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	1,150,000	1,325,065
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	1,100,000	1,329,042
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	270,000	325,617
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	910,000	1,085,202
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	40,000	47,635
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	1,965,000	2,333,595
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	1,775,000	2,085,980
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	363,711
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	215,000	218,537
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2027	1,000,000	1,023,700
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	515,000	541,981
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	640,000	648,602

		$13,713,664
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	$620,000	$686,669
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	204,524
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	45,000	45,325
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	80,000	83,181
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	80,000	91,385
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	235,000	273,989

		$1,385,073
Hawaii - 0.7%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	$100,000	$122,000
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	275,000	335,552
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	220,000	236,896
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	125,000	132,029
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	125,000	130,495
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	750,000	851,828
State of Hawaii, “DZ”, 5%, 12/01/2031	335,000	396,697

		$2,205,497
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$80,000	$92,256
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/2021	245,000	245,407

		$337,663
Illinois - 11.0%
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	$210,000	$212,955
Chicago, IL, “A”, AGM, 5%, 1/01/2017	10,000	10,037
Chicago, IL, “A”, AGM, 5%, 1/01/2022	5,000	5,018
Chicago, IL, “A”, AGM, 5%, 1/01/2022	105,000	105,921
Chicago, IL, “A”, AGM, 5%, 1/01/2023	5,000	5,046
Chicago, IL, “A”, AGM, 5%, 1/01/2023	65,000	65,570
Chicago, IL, “A”, AGM, 5%, 1/01/2024	5,000	5,018
Chicago, IL, “A”, AGM, 5%, 1/01/2025	10,000	10,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 5%, 1/01/2026	$5,000	$5,031
Chicago, IL, “A”, AGM, 5%, 1/01/2027	40,000	40,484
Chicago, IL, “A”, AGM, 5%, 1/01/2028	880,000	951,711
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	105,000	105,337
Chicago, IL, “A”, AGM, 5%, 1/01/2034	375,000	376,283
Chicago, IL, “A”, AGM, 5%, 1/01/2037	640,000	645,984
Chicago, IL, “C”, NATL, 5%, 1/01/2023	80,000	83,451
Chicago, IL, “C”, NATL, 5%, 1/01/2029	695,000	721,792
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	560,000	567,879
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	740,000	744,958
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	1,665,000	1,710,738
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	845,000	874,541
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	200,000	206,402
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/2030	1,260,000	1,465,267
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	135,000	161,677
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	70,000	83,786
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	270,000	320,595
Chicago, IL, O’Hare International Airport Rev., General Airport Sr. Lien, “A”, 5%, 1/01/2022	2,880,000	3,398,083
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	275,000	309,067
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	550,000	620,736
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	105,000	118,059
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	60,000	69,112
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	85,000	97,431
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	305,000	305,339
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	300,000	358,560
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/2027	550,000	620,213
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	500,000	540,660
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	800,000	816,560
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	395,000	427,588
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	485,000	531,099
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	1,170,000	1,170,889
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	55,000	60,630
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	525,000	569,972
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/2038	520,000	525,340
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.696%, 5/01/2036 (Put Date 5/01/2021)	125,000	126,004
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	295,000	336,377
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	1,685,000	1,689,297
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	615,000	700,676
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/2034	945,000	1,134,217
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	360,000	441,936
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	905,000	995,337
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	940,000	1,112,584
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	800,000	931,416
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/2025	220,000	220,612
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/2035	360,000	361,022
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	415,000	476,304
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	1,215,000	1,432,145
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	880,000	1,036,596
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	2,645,000	3,171,778
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	271,423
State of Illinois, NATL, 5%, 1/01/2019	205,000	206,658

		$34,669,289
Indiana - 3.0%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2018	$440,000	$477,954
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	535,000	639,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	$370,000	$425,149
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	560,000	623,493
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	740,000	790,054
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	185,000	200,829
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	70,000	80,187
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	180,000	201,717
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	300,000	343,293
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	820,000	930,028
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	240,000	269,796
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	790,000	882,849
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/2037	900,000	921,447
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	170,000	185,751
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	615,000	761,413
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	1,475,000	1,846,081

		$9,579,077
Iowa - 0.9%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	$320,000	$334,944
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	55,000	57,562
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	210,000	226,922
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	210,000	226,981
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	25,000	26,856
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	420,000	450,946
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	1,635,000	1,648,162

		$2,972,373
Kansas - 1.0%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$400,000	$445,260
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	200,000	222,080
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	315,000	319,640
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	345,000	381,435
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/2028	592,000	596,777
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	65,000	65,940
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.25%, 12/01/2036	40,000	40,797
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.375%, 12/01/2046	155,000	158,381
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	465,000	521,730
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	430,484

		$3,182,524
Kentucky - 1.5%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$570,000	$665,139
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	450,034
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	200,000	210,396
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	530,000	544,103
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	550,472
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/2041	250,000	292,958
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/2046	255,000	300,094
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	1,095,000	1,264,561
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	400,000	448,948

		$4,726,705
Louisiana - 3.3%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$595,000	$682,126
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	375,000	425,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$830,000	$876,654
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	182,631
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	704,223
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	1,000,000	1,070,260
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	610,000	726,571
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/2036	1,100,000	1,125,971
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	1,115,000	1,218,115
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	435,000	505,640
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	185,000	214,291
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	455,000	504,031
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	90,000	106,023
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	120,000	141,883
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	325,000	381,742
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	145,000	170,529
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	1,165,000	1,296,039

		$10,332,508
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/2025 (Put Date 2/01/2017)	$705,000	$719,565

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$265,000	$280,709
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	715,000	760,631
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	195,000	219,198
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	475,000	563,345

		$1,823,883
Massachusetts - 5.0%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$460,000	$542,989
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	1,270,000	1,312,240
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	363,106
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	375,000	445,384
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	200,000	236,762
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2036	240,000	282,034
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/2035	620,000	620,880
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	239,410	253,382
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	59,939	63,170
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	15,996	15,515
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	79,566	443
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	175,000	193,106
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	275,000	304,032
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	110,000	140,791
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	915,000	927,792
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	165,000	187,684
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	280,000	306,527
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	190,000	206,524
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	385,000	404,635
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/2038 (Prerefunded 7/01/2017)	6,000,000	6,248,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	$1,370,000	$1,563,608
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	885,000	986,890
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	65,000	75,170
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	65,000	73,952

		$15,755,256
Michigan - 3.6%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/2022	$1,845,000	$2,246,564
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	1,120,000	1,283,901
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	185,000	185,747
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	55,000	60,980
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	25,000	25,101
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	75,000	83,375
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	90,000	99,811
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	110,000	122,211
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	320,000	381,555
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	120,000	141,960
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	270,000	318,238
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	180,000	211,379
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	115,000	135,546
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	2,000,000	2,283,280
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,595,000	1,848,254
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	65,000	75,514
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	75,000	90,410
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	63,367
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	160,000	183,702
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	1,160,000	1,424,016

		$11,264,911
Minnesota - 0.2%
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/2030	$45,000	$46,885
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2035	60,000	62,618
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2040	70,000	72,440
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/2046	125,000	130,624
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	120,000	137,758
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042	240,000	277,946

		$728,271
Mississippi - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$2,000,000	$2,501,940
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/2037 (d)(q)	1,065,000	738,886
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	275,000	324,198
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	710,000	848,386

		$4,413,410
Missouri - 0.6%
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	$665,000	$748,085
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2036	65,000	75,917
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	170,000	190,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	$145,000	$168,829
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	85,957
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	57,985
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	146,864
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	25,000	25,079
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	427,360

		$1,927,073
National - 0.7%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/2052 (n)	$2,000,000	$2,231,020

Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$265,000	$276,891
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	205,000	213,510

		$490,401
New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$1,110,000	$1,257,774
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	130,000	136,410

		$1,394,184
New Jersey - 6.7%
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	$25,000	$30,351
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	75,000	90,109
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	85,000	101,657
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,840,000	2,269,456
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	80,000	85,674
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	155,000	166,920
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	140,000	161,939
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	180,000	204,890
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2048	60,000	67,586
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	83,987
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	70,000	81,477
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	488,653
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	244,896
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	990,000	1,053,528
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	910,000	1,018,954
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	910,000	1,026,134
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	290,548
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, 5%, 7/01/2041	105,000	124,190
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	70,000	84,540
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	85,000	102,326
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	120,000	130,230
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	1,065,000	1,265,422
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	590,000	617,128
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	780,000	918,005
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	4,950,000	5,049,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	$3,025,000	$2,950,162
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	2,190,000	2,151,631
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	75,000	19,501
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	185,000	218,757

		$21,097,651
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$1,840,000	$2,093,239
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	440,000	446,195

		$2,539,434
New York - 7.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030	$230,000	$263,605
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	880,000	1,055,402
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	357,820
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	430,000	487,586
Build NYC Resource Corp., New York Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	140,000	139,992
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	1,060,000	1,070,960
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	80,000	87,178
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2047	710,000	726,039
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	620,000	733,088
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,670,000	1,959,094
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	1,345,000	1,586,562
New York Environmental Facilities, “C”, 5%, 5/15/2041	1,860,000	2,188,811
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	845,000	984,611
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	530,000	697,019
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	1,065,000	1,211,246
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	880,000	977,214
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	545,000	596,906
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	514,262	553,382
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 7/01/2017	140,000	140,129
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,825,000	1,866,738
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025	65,000	73,151
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031	70,000	79,031
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042	495,000	609,543
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	260,000	295,243
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	485,000	572,150
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	550,000	646,993
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	775,000	793,592
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	595,000	596,363
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	1,330,000	1,353,741

		$22,703,189
North Carolina - 0.3%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	$65,000	$70,716
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	40,000	48,691
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	15,000	18,184
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	130,000	149,470
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	165,000	183,442
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	100,000	110,651

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
North Carolina - continued
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	$195,000	$231,680

		$812,834
Ohio - 7.1%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$560,000	$659,926
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/2031	350,000	384,241
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	2,570,000	2,530,268
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	1,365,000	1,345,617
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	1,935,000	1,930,104
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,580,000	1,579,858
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2047	1,495,000	1,483,698
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	4,400,000	4,497,900
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040	260,000	308,932
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	235,000	269,160
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/2035	700,000	721,917
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 5/15/2024	1,130,000	1,130,655
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	1,485,000	1,794,964
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,125,000	1,181,025
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	90,000	101,942
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	595,000	684,714
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	210,000	227,543
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	235,000	252,719
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	290,000	330,493
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	96,051
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/2025	100,000	100,294
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/2025	815,000	817,282

		$22,429,303
Oklahoma - 1.6%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$520,000	$628,352
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/2036	1,395,000	1,398,571
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027	300,000	307,707
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/2029	175,000	175,448
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/2037	595,000	641,559
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	200,000	218,170
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	105,000	118,707
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	345,000	393,604
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	920,000	1,053,869

		$4,935,987
Oregon - 0.3%
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 5%, 8/01/2041	$110,000	$129,623
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 4%, 8/01/2046	90,000	95,174
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	150,000	167,064
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	30,000	36,143
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	170,000	200,301
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	190,000	215,745
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2031	40,000	44,634
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2036	30,000	32,907
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2046	80,000	87,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2051	$65,000	$70,317

		$1,079,182
Pennsylvania - 6.4%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	$160,000	$175,728
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	685,000	747,431
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2027	170,000	171,358
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	225,000	226,438
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	150,000	151,406
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	210,388
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	96,516
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	90,000	94,375
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/2037	265,000	302,937
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	65,000	72,550
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	250,000	272,620
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	740,000	792,858
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	1,225,000	1,384,336
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	135,000	150,998
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	650,000	679,868
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	65,000	72,120
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	40,000	44,177
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	45,000	51,657
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	60,000	67,579
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	2,195,000	2,575,240
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	925,925
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	355,000	418,034
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	1,200,000	1,226,484
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2028	565,000	650,982
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	1,185,000	1,353,424
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,110,000	1,165,112
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	80,000	93,682
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	85,000	104,490
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	200,000	240,370
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	1,475,000	1,743,111
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	645,000	713,899
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	155,000	169,226
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	295,000	339,421
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	445,000	475,500
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	755,000	809,783
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	155,000	178,014
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	270,000	317,293
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	100,000	116,029
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	290,000	339,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	$260,000	$292,955
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	60,000	69,688
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	100,000	113,540

		$20,197,483
Puerto Rico - 5.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$95,000	$98,449
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	420,000	434,788
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	160,000	162,741
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	15,000	16,304
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	125,000	133,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	330,000	351,407
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	330,000	349,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	350,000	371,816
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	745,000	746,967
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	75,000	75,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,560,000	1,556,911
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	295,000	302,487
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	160,000	163,810
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	360,000	367,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	875,000	926,266
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	95,000	100,100
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	460,000	488,230
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	110,000	116,798
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	680,000	698,013
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	160,000	166,403
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	60,000	60,110
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	460,000	479,164
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	415,000	414,963
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	25,000	25,830
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	10,000	10,492
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	280,000	294,935
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	45,000	44,218
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	30,000	30,040
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,340,000	1,358,063
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	10,000	10,048
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	75,000	75,755
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	25,000	25,932
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	140,000	147,045
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	55,000	58,118
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	440,000	459,237
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	60,000	62,693
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	15,000	14,823
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	85,000	84,469
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	820,000	794,113
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	440,000	440,110
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	90,000	89,671
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	60,000	59,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	$30,000	$28,377
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	100,000	97,116
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	120,000	115,631
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	225,000	210,467
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	130,000	125,168
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	140,000	128,723
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	130,000	115,406
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	110,000	100,242
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	70,000	50,676
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	25,309
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	80,000	82,527
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	415,000	437,165
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	975,000	1,029,054
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	40,000	40,865
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	190,000	197,915
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	65,000	67,551
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	780,000	798,743
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	85,000	85,098
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	1,210,000	852,155
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	70,000	70,008

		$17,323,864
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5%, 5/15/2039	$265,000	$311,017

South Carolina - 1.4%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$85,000	$85,123
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/2048	445,000	445,610
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	905,000	994,740
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2032	372,169	389,125
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	193,098	199,391
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	150,070	16,892
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	142,822	16,076
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	110,692
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	525,000	621,590
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	1,300,000	1,539,174

		$4,418,413
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$420,000	$500,287

Tennessee - 6.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$1,710,000	$1,963,319
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	270,000	270,059
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	365,000	418,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/2016	$195,000	$196,999
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	395,000	480,518
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	295,000	355,988
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/2040 (u)	12,500,000	14,063,250
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/2036	1,115,000	1,119,103
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	510,000	612,010
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	80,000	97,398
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	560,000	692,468
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	905,000	1,144,137
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	450,000	546,867

		$21,960,140
Texas - 10.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$90,000	$91,959
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	391,041
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	220,000	272,345
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	215,000	218,543
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	170,000	172,164
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	330,000	334,541
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/2034	290,000	293,100
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	3,400,000	34
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	2,000,000	2,189,320
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	75,000	78,312
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/2027	2,150,000	2,167,050
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	175,000	206,873
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	170,000	207,597
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	130,000	147,138
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	915,000	1,017,599
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	275,000	335,618
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	570,000	654,691
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	350,000	403,015
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	720,000	848,714
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,515,000	1,747,704
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	245,000	266,330
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.227%, 10/01/2029 (Put Date 3/01/2017)	710,000	711,882
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	405,000	433,727
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	224,775	1,686
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032	510,000	567,905
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	610,000	702,903
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	205,000	243,337
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	30,000	35,487
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	75,000	88,472
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	1,205,000	482,229
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	46,968
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	315,000	91,514
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	265,000	311,953
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	470,000	548,457
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	325,000	353,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	$700,000	$802,522
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	1,455,000	1,645,649
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	250,000	285,383
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,118
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	365,000	424,681
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/2037 (Prerefunded 2/15/2017)	110,000	112,970
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	525,000	597,156
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	105,000	110,190
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	165,000	171,565
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	30,000	36,028
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	135,000	144,473
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	275,000	319,330
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	275,000	317,488
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	65,000	69,219
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	95,000	101,009
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	250,000	283,218
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	215,000	232,811
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	50,000	57,998
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	45,000	51,383
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	120,000	135,658
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	35,000	41,256
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	40,000	46,344
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	65,000	74,489
Newark, TX, Higher Education Finance Corp Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	175,000	184,161
Newark, TX, Higher Education Finance Corp Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	110,000	115,614
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	275,000	304,678
North Texas Tollway Authority Rev., 6%, 1/01/2038	1,505,000	1,790,152
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031	1,110,000	1,308,790
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	80,000	86,134
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	95,000	111,700
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	195,000	232,645
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	360,000	431,514
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	265,000	321,522
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2027	105,000	105,869
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	115,000	128,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2037	100,000	100,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	$780,000	$869,474
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	105,000	119,544
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	120,000	136,931
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	325,000	328,754
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	1,500,000	1,597,485
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	110,000	124,982
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	60,000	67,771
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	240,000	273,190
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	280,000	355,130
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	225,000	280,629
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	245,000	298,758
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	370,000	450,353

		$32,938,263
Utah - 1.4%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 12.92%, 5/15/2020 (p)	$600,000	$604,350
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	760,000	846,967
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	815,000	933,134
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/2030	105,000	108,144
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/2045	180,000	191,714
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	495,000	498,871
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038	1,255,000	1,285,195

		$4,468,375
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$235,000	$250,155
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	15,000	17,871
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	30,000	35,490
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	335,000	346,625

		$650,141
Virginia - 1.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$790,000	$870,999
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	350,000	444,035
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	100,000	126,257
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	196,784	9,030
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	130,000	136,744
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	315,000	339,973
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	765,000	913,846
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,225,000	1,418,072
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/2019 (a)(d)	1,798,697	18
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	673,309	7

		$4,258,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - 2.5%
King County, WA, Sewer Rev., 5%, 1/01/2040	$2,750,000	$3,119,215
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/2036	1,500,000	1,665,915
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	1,400,000	1,474,662
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	540,000	604,390
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	180,000	195,588
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	165,000	178,094
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	140,000	141,431
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	240,000	241,022
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	240,000	242,986

		$7,863,303
West Virginia - 0.5%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$75,000	$90,980
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	150,000	181,287
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034	235,000	239,004
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	905,000	958,531

		$1,469,802
Wisconsin - 2.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$320,000	$371,389
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	95,000	109,381
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	35,000	38,623
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	60,000	66,351
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/2034	1,135,000	1,137,349
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	100,000	106,235
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	65,000	74,107
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	105,000	115,388
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	150,000	161,564
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	325,000	380,504
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	384,163
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	260,000	285,316
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	240,000	267,516
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	225,000	252,209
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	265,000	301,485
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	345,000	392,334
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	230,000	257,832
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	560,000	630,476
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,560,000	2,753,792

		$8,086,014
Total Municipal Bonds		$430,314,898

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	1,943,182	$1,943,182
Total Investments		$432,258,080

Other Assets, Less Liabilities - (0.8)%		(2,513,058)
VMTPS, at liquidation value of $113,750,000 net of unamortized debt issuance costs of $94,665 (issued by the fund) - (36.0)%		(113,655,335)
Net assets applicable to common shares - 100.0%		$316,089,687

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,641,449 representing 1.8% of net assets applicable to common shares.

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	53	$9,245,188	September - 2016	$(648,203)

At July 31, 2016, the fund had cash collateral of $198,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$430,314,898	$—	$430,314,898
Mutual Funds	1,943,182	—	—	1,943,182
Total Investments	$1,943,182	$430,314,898	$—	$432,258,080

Other Financial Instruments
Futures Contracts	$(648,203)	$—	$—	$(648,203)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$387,483,823
Gross unrealized appreciation	43,746,322
Gross unrealized depreciation	(5,239,377)
Net unrealized appreciation (depreciation)	$38,506,945

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,655,468	43,396,546	(44,108,832)	1,943,182

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,550	$1,943,182

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.